CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues:
Operating revenues	$ 11,548	$ 106,868	$ 49,208
Operating costs and expenses:
General and administrative (including expenses to related parties of $44,005, $46,712 and $52,213 for the years ended December 31, 2022, 2021 and 2020, respectively)	(79,785)	(87,577)	(89,006)
Pre-opening costs (including expenses to related parties of $1,975, $351 and $240 for the years ended December 31, 2022, 2021 and 2020, respectively)	(3,263)	(984)	(201)
Amortization of land use right	(3,300)	(3,325)	(3,333)
Depreciation and amortization	(123,656)	(124,309)	(157,001)
Property charges and other (including expenses to related parties of $5,622, $4,246 and $1,694 for the years ended December 31, 2022, 2021 and 2020, respectively)	(5,799)	(6,031)	(4,798)
Total operating costs and expenses	(288,764)	(298,441)	(329,136)
Operating loss	(277,216)	(191,573)	(279,928)
Non-operating income (expenses):
Interest income	6,427	3,060	1,276
Interest expenses, net of amounts capitalized	(92,358)	(90,967)	(104,799)
Other financing costs	(417)	(419)	(421)
Foreign exchange gains (losses), net	2,390	6,257	(3,434)
Other income (expenses), net	249	0	(81)
Loss on extinguishment of debt	0	(28,817)	(18,716)
Total non-operating expenses, net	(83,709)	(110,886)	(126,175)
Loss before income tax	(360,925)	(302,459)	(406,103)
Income tax (expense) benefit	(382)	457	1,011
Net loss	(361,307)	(302,002)	(405,092)
Net loss attributable to participation interest	34,856	49,447	83,466
Net loss attributable to Studio City International Holdings Limited	(326,451)	(252,555)	(321,626)
Casino Contract [Member]
Operating revenues:
Operating revenues	(56,665)	(1,455)	(42,682)
Operating costs and expenses:
Cost of revenue	(29,871)	(28,085)	(26,993)
Rooms [Member]
Operating revenues:
Operating revenues	17,915	38,749	21,997
Operating costs and expenses:
Cost of revenue	(11,119)	(12,176)	(11,229)
Food and Beverage [Member]
Operating revenues:
Operating revenues	17,489	26,734	22,653
Operating costs and expenses:
Cost of revenue	(24,403)	(27,853)	(27,301)
Entertainment [Member]
Operating revenues:
Operating revenues	1,649	2,649	1,389
Operating costs and expenses:
Cost of revenue	(2,253)	(2,842)	(3,409)
Services Fee [Member]
Operating revenues:
Operating revenues	21,889	24,906	26,151
Mall [Member]
Operating revenues:
Operating revenues	7,189	13,683	17,008
Operating costs and expenses:
Cost of revenue	(4,115)	(3,785)	(4,661)
Retail and Other [Member]
Operating revenues:
Operating revenues	2,082	1,602	2,692
Operating costs and expenses:
Cost of revenue	$ (1,200)	$ (1,474)	$ (1,204)
Class A Ordinary Shares [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.459)	$ (0.682)	$ (1.091)
Diluted	$ (0.461)	$ (0.682)	$ (1.103)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	710,582,947	370,352,700	294,837,092
Diluted	783,094,707	370,352,700	367,348,852